Employee Benefit Plan	9 Months Ended
Sep. 30, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plan
(15)	Employee Benefit Plan

The Company established a discretionary 401(k) plan effective January 2005. The 401(k) plan was amended and restated in May 2006. The 401(k) plan covers substantially all employees who have attained age 21. The participants may elect to defer a percentage of their compensation as allowable by law. The Company can make discretionary matching contributions, but so far has not done so.